UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Piccadilly
          London W1J 0DS

13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joy-Isabelle Besse
Title:    Director
Phone:    +44-0-20-7494-8600


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse          New York, New York            November 8, 2006
------------------------      ----------------------        --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total: $691,562
                                         (thousands)


List of Other Included Managers: None


                                                          FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN  2     COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                       TITLE                      VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER         OF CLASS      CUSIP       (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE       SHARED    NONE
--------------         --------      -----       --------    -------    ---  ----  ----------  --------  ----       ------    ----
ALTRIA GROUP INC       COM           02209S103    185,912    2,428,637             SOLE        NONE      2,428,637  0         0
CLOROX CO DEL          COM           189054109     19,519      309,828             SOLE        NONE        309,828  0         0
DOMINOS PIZZA INC      COM           25754A201     54,839    2,137,971             SOLE        NONE      2,137,971  0         0
GANNETT INC            COM           364730101    175,733    3,092,252             SOLE        NONE      3,092,252  0         0
KIMBERLY CLARK CORP    COM           494368103    163,735    2,505,125             SOLE        NONE      2,505,125  0         0
MCCLATCHY CO           CL A          579489105        236        5,593             SOLE        NONE          5,593  0         0
LEE ENTERPRISES INC    COM           523768109     91,588    3,628,690             SOLE        NONE      3,628,690  0         0




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